Document and Entity Information	Jan. 21, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000939930
Document Type	8-K/A
Document Period End Date	Jan. 21, 2021
Entity Registrant Name	Pyxus International, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	001-13684
Entity Tax Identification Number	85-2386250
Entity Address, Address Line One	8001 Aerial Center Parkway
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560-8417
City Area Code	(919)
Local Phone Number	379-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed on January 21, 2021 (the “Prior Report”) by Pyxus International, Inc. (the “Company”) with respect to the applications on January 21, 2021 by Canada’s Island Garden Inc. (“FIGR East”), FIGR Norfolk Inc. (“FIGR Norfolk”) and FIGR Brands, Inc. (together with FIGR East and FIGR Norfolk, the “Canadian Cannabis Subsidiaries”), which at such time were indirect subsidiaries of the Company, for relief from their respective creditors pursuant to Canada’s Companies’ Creditors Arrangement Act in the Ontario Superior Court of Justice (Commercial List) in Ontario, Canada (the “CCAA Proceeding”). In connection with and contemporaneous with the commencement of the CCAA Proceeding, the Company concluded that it would incur a material non-cash charge with respect to its investments in and advances to the Canadian Cannabis Subsidiaries. At the time of the filing of the Prior Report, the Company was unable to estimate the total amount or range of amounts of this charge. The Company made a determination of such information on June 25, 2021, and this Amendment is being filed to report such information. The Company expects that the total charge with respect to its investments in and advances to the Canadian Cannabis Subsidiaries will be within a range of approximately $63.2 million to $77.3 million, which is a non-cash charge to be recognized in the quarter ended March 31, 2021.